Customer and Supplier Concentrations (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue Benchmark [Member] | Suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration percentage	10.00%
Customers [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration percentage	10.00%	10.00%
Maximum [Member] | Total Purchases [Member] | Two Suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration percentage	16.49%	18.37%
Minimum [Member] | Total Purchases [Member] | Two Suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration percentage	16.14%	17.81%